American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Corporate Bond ETF (KORP)
November 30, 2022

American Century Diversified Corporate Bond ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 98.1%
Aerospace and Defense — 1.1%
Lockheed Martin Corp., 5.25%, 1/15/33	467,000	486,223
Raytheon Technologies Corp., 2.25%, 7/1/30	1,617,000	1,359,320
		1,845,543
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	492,000	367,040
Airlines — 0.8%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	245,000	232,404
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	419,746	418,170
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	696,468	659,832
		1,310,406
Automobiles — 2.5%
General Motors Financial Co., Inc., 5.10%, 1/17/24	750,000	747,798
General Motors Financial Co., Inc., 1.20%, 10/15/24	1,000,000	923,473
General Motors Financial Co., Inc., 3.80%, 4/7/25	400,000	386,810
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25(1)	290,000	292,183
Toyota Motor Credit Corp., 3.95%, 6/30/25	1,853,000	1,822,464
		4,172,728
Banks — 21.6%
Australia & New Zealand Banking Group Ltd., 5.09%, 12/8/25(2)	409,000	412,610
Banco Santander SA, VRN, 1.72%, 9/14/27	600,000	514,305
Bank of America Corp., VRN, 3.38%, 4/2/26	413,000	393,415
Bank of America Corp., VRN, 1.32%, 6/19/26	495,000	446,820
Bank of America Corp., VRN, 2.55%, 2/4/28	1,080,000	966,877
Bank of America Corp., VRN, 6.20%, 11/10/28	623,000	644,748
Bank of America Corp., VRN, 4.57%, 4/27/33	1,905,000	1,776,906
Bank of America Corp., VRN, 2.48%, 9/21/36	105,000	79,584
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(1)	305,000	253,493
Bank of Montreal, 4.70%, 9/14/27	900,000	890,999
Bank of New York Mellon Corp., VRN, 3.99%, 6/13/28	700,000	672,950
Bank of Nova Scotia, 5.25%, 12/6/24(2)	344,000	344,517
BPCE SA, 4.50%, 3/15/25(1)	1,042,000	998,925
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27	1,050,000	989,944
Citigroup, Inc., VRN, 5.61%, 9/29/26	870,000	873,287
Citigroup, Inc., VRN, 3.07%, 2/24/28	246,000	223,689
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,731,000	1,584,939
Citigroup, Inc., VRN, 3.79%, 3/17/33	135,000	117,977
Deutsche Bank AG, 5.37%, 9/9/27	570,000	565,325
Discover Bank, VRN, 4.68%, 8/9/28	1,275,000	1,228,204
Fifth Third Bank NA, VRN, 5.85%, 10/27/25	690,000	695,885
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	605,000	570,496
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	518,000	490,572
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	2,250,000	2,135,101
Huntington National Bank, 5.65%, 1/10/30	365,000	367,997
Huntington National Bank, VRN, 5.70%, 11/18/25	730,000	731,322
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	566,000	493,542
JPMorgan Chase & Co., VRN, 3.78%, 2/1/28	1,200,000	1,131,535
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	810,000	737,469
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	921,000	775,277

JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	940,000	778,530
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	655,000	658,255
Morgan Stanley, VRN, 3.77%, 1/24/29	885,000	815,602
Morgan Stanley, VRN, 2.51%, 10/20/32	325,000	258,727
Morgan Stanley, VRN, 6.34%, 10/18/33	650,000	691,819
National Australia Bank Ltd., 2.33%, 8/21/30(1)	835,000	635,455
NatWest Group PLC, VRN, 5.52%, 9/30/28	1,045,000	1,027,594
Royal Bank of Canada, 4.24%, 8/3/27	1,435,000	1,391,892
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	1,320,000	1,209,052
Toronto-Dominion Bank, 4.69%, 9/15/27	550,000	544,567
Toronto-Dominion Bank, 2.00%, 9/10/31	931,000	734,298
Toronto-Dominion Bank, 2.45%, 1/12/32	350,000	284,744
Toronto-Dominion Bank, 4.46%, 6/8/32	523,000	500,741
Truist Financial Corp., VRN, 4.12%, 6/6/28	1,050,000	1,003,273
UBS Group AG, VRN, 4.70%, 8/5/27(1)	259,000	250,721
UniCredit SpA, 7.83%, 12/4/23(1)	475,000	475,369
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	500,000	440,139
US Bancorp, VRN, 5.73%, 10/21/26	805,000	822,703
Wells Fargo & Co., VRN, 4.54%, 8/15/26	261,000	255,825
Wells Fargo & Co., VRN, 3.53%, 3/24/28	985,000	915,733
Wells Fargo & Co., VRN, 3.58%, 5/22/28	750,000	696,385
		36,500,134
Beverages — 1.3%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	1,800,000	1,800,706
PepsiCo, Inc., 3.60%, 2/18/28	350,000	339,226
		2,139,932
Biotechnology — 1.2%
AbbVie, Inc., 3.20%, 11/21/29	1,000,000	913,957
Amgen, Inc., 4.05%, 8/18/29	670,000	639,194
CSL Finance PLC, 3.85%, 4/27/27(1)	416,000	400,846
		1,953,997
Capital Markets — 5.7%
Bank of New York Mellon Corp., VRN, 5.80%, 10/25/28	475,000	493,003
Deutsche Bank AG, VRN, 4.30%, 5/24/28	759,000	705,937
FS KKR Capital Corp., 4.25%, 2/14/25(1)	116,000	109,141
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,323,000	1,261,405
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,532,000	1,341,995
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	415,000	370,513
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	1,034,000	952,160
Morgan Stanley, VRN, 1.16%, 10/21/25	893,000	817,327
Morgan Stanley, VRN, 2.63%, 2/18/26	1,026,000	965,668
Morgan Stanley, VRN, 2.70%, 1/22/31	660,000	553,827
Owl Rock Capital Corp., 3.40%, 7/15/26	414,000	364,642
OWL Rock Core Income Corp., 3.125%, 9/23/26	126,000	108,857
State Street Corp., VRN, 5.75%, 11/4/26	832,000	850,046
UBS Group AG, VRN, 4.75%, 5/12/28(1)(3)	323,000	310,511
UBS Group AG, VRN, 2.75%, 2/11/33(1)	430,000	335,989
		9,541,021
Commercial Services and Supplies — 2.2%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	500,000	480,110
Moody's Corp., 2.00%, 8/19/31	1,200,000	955,972
Republic Services, Inc., 2.90%, 7/1/26	1,250,000	1,169,939
United Rentals North America, Inc., 6.00%, 12/15/29	450,000	453,110
Waste Connections, Inc., 4.25%, 12/1/28(1)	750,000	724,269
		3,783,400

Construction and Engineering — 0.3%
Quanta Services, Inc., 2.35%, 1/15/32(3)	700,000	539,526
Construction Materials — 0.4%
Eagle Materials, Inc., 2.50%, 7/1/31	911,000	708,911
Consumer Finance — 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	179,000	164,776
Air Lease Corp., 2.75%, 1/15/23	505,000	503,065
American Express Co., 3.95%, 8/1/25	1,202,000	1,177,788
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	760,000	718,414
		2,564,043
Containers and Packaging — 0.3%
Sonoco Products Co., 2.25%, 2/1/27	481,000	431,053
Diversified Consumer Services — 0.3%
CME Group, Inc., 2.65%, 3/15/32	500,000	427,247
Diversified Financial Services — 0.9%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	204,910
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	700,000	655,632
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	700,000	662,019
		1,522,561
Diversified Telecommunication Services — 3.1%
AT&T, Inc., 4.35%, 3/1/29	1,618,000	1,554,076
T-Mobile USA, Inc., 3.375%, 4/15/29	1,730,000	1,531,657
Verizon Communications, Inc., 4.02%, 12/3/29	2,340,000	2,210,397
		5,296,130
Electric Utilities — 5.1%
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	827,000	809,096
Duke Energy Carolinas LLC, 2.55%, 4/15/31	1,245,000	1,054,272
Duke Energy Corp., 2.55%, 6/15/31	850,000	699,836
Exelon Corp., 2.75%, 3/15/27(1)	1,040,000	959,182
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	550,000	532,016
MidAmerican Energy Co., 3.65%, 4/15/29	1,750,000	1,652,072
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	1,159,000	1,159,381
NRG Energy, Inc., 2.00%, 12/2/25(1)	538,000	482,347
Public Service Electric and Gas Co., 3.10%, 3/15/32(3)	338,000	299,345
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	719,000	551,773
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	500,000	487,682
		8,687,002
Electronic Equipment, Instruments and Components — 0.8%
Teledyne Technologies, Inc., 0.95%, 4/1/24	1,483,000	1,400,831
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	370,000	353,791
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	633,000	577,181
		930,972
Equity Real Estate Investment Trusts (REITs) — 4.1%
American Tower Corp., 3.65%, 3/15/27	135,000	126,208
American Tower Corp., 3.95%, 3/15/29	945,000	875,425
Broadstone Net Lease LLC, 2.60%, 9/15/31	359,000	271,780
EPR Properties, 4.75%, 12/15/26	720,000	642,718
Equinix, Inc., 2.90%, 11/18/26	740,000	676,828
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,093,000	1,060,953
Mid-America Apartments LP, 4.20%, 6/15/28	480,000	456,332
National Retail Properties, Inc., 4.30%, 10/15/28	755,000	705,704
VICI Properties LP, 4.375%, 5/15/25	500,000	481,787
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)(3)	482,000	418,295

Welltower, Inc., 4.25%, 4/15/28	1,320,000	1,250,121
		6,966,151
Food and Staples Retailing — 1.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(1)	505,000	503,116
Sysco Corp., 5.95%, 4/1/30	1,609,000	1,685,137
		2,188,253
Food Products — 0.2%
General Mills, Inc., 5.24%, 11/18/25	324,000	324,469
Gas Utilities — 1.0%
Southern California Gas Co., 2.95%, 4/15/27	1,090,000	1,010,093
Southwest Gas Corp., 5.80%, 12/1/27(2)	750,000	757,619
		1,767,712
Health Care Equipment and Supplies — 1.2%
Baxter International, Inc., 2.54%, 2/1/32	600,000	484,582
GE Healthcare Holding LLC, 5.65%, 11/15/27(1)	480,000	489,776
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	1,150,000	1,067,916
		2,042,274
Health Care Providers and Services — 3.2%
Centene Corp., 4.25%, 12/15/27	942,000	885,682
CVS Health Corp., 4.30%, 3/25/28	613,000	596,319
HCA, Inc., 4.125%, 6/15/29	552,000	505,021
Humana, Inc., 3.70%, 3/23/29	1,050,000	967,715
Roche Holdings, Inc., 2.31%, 3/10/27(1)	850,000	778,050
UnitedHealth Group, Inc., 2.30%, 5/15/31	700,000	585,875
UnitedHealth Group, Inc., 5.35%, 2/15/33	275,000	286,547
Universal Health Services, Inc., 2.65%, 10/15/30(1)	1,000,000	800,306
		5,405,515
Hotels, Restaurants and Leisure — 0.3%
Marriott International, Inc., 4.625%, 6/15/30	518,000	486,953
Household Durables — 0.2%
Safehold Operating Partnership LP, 2.85%, 1/15/32	468,000	360,464
Insurance — 1.3%
Equitable Financial Life Global Funding, 1.30%, 7/12/26(1)	0	—
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	810,000	694,794
Met Tower Global Funding, 1.25%, 9/14/26(1)	1,207,000	1,054,512
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	335,000	283,132
SBL Holdings, Inc., 5.125%, 11/13/26(1)	255,000	223,029
		2,255,467
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc., 4.70%, 11/29/24(2)	420,000	420,840
Amazon.com, Inc., 4.60%, 12/1/25(2)	420,000	421,660
Amazon.com, Inc., 4.55%, 12/1/27(2)	420,000	423,498
		1,265,998
IT Services — 1.7%
Fidelity National Information Services, Inc., 4.70%, 7/15/27	500,000	491,113
Global Payments, Inc., 3.75%, 6/1/23	761,000	754,768
Global Payments, Inc., 4.45%, 6/1/28	985,000	920,658
International Business Machines Corp., 3.30%, 5/15/26	750,000	716,470
		2,883,009
Life Sciences Tools and Services — 0.4%
Illumina, Inc., 5.80%, 12/12/25(2)	650,000	653,753
Machinery — 3.0%
CNH Industrial Capital LLC, 5.45%, 10/14/25	1,250,000	1,264,704
John Deere Capital Corp., 4.85%, 10/11/29	1,333,000	1,353,935
John Deere Capital Corp., 4.35%, 9/15/32	350,000	344,846

Parker-Hannifin Corp., 4.25%, 9/15/27	1,372,000	1,331,853
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	867,000	833,477
		5,128,815
Media — 3.3%
Comcast Corp., 5.35%, 11/15/27	720,000	742,247
Cox Communications, Inc., 3.15%, 8/15/24(1)	1,358,000	1,307,202
Paramount Global, 4.95%, 1/15/31	440,000	397,155
Sky Ltd., 3.75%, 9/16/24(1)	1,780,000	1,738,682
WPP Finance 2010, 3.75%, 9/19/24	1,349,000	1,304,147
		5,489,433
Metals and Mining — 0.8%
ArcelorMittal SA, 6.55%, 11/29/27	630,000	635,794
Glencore Funding LLC, 2.625%, 9/23/31(1)	413,000	329,155
South32 Treasury Ltd., 4.35%, 4/14/32(1)	426,000	370,150
		1,335,099
Multi-Utilities — 3.2%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	400,000	351,501
Ameren Corp., 1.75%, 3/15/28	800,000	675,011
Ameren Corp., 3.50%, 1/15/31	356,000	317,359
Ameren Illinois Co., 3.85%, 9/1/32	618,000	574,951
Dominion Energy, Inc., 4.35%, 8/15/32(3)	1,500,000	1,412,219
DTE Energy Co., 4.22%, 11/1/24	988,000	973,269
DTE Energy Co., 2.85%, 10/1/26	650,000	602,563
WEC Energy Group, Inc., 1.375%, 10/15/27	564,000	479,287
		5,386,160
Oil, Gas and Consumable Fuels — 6.9%
BP Capital Markets America, Inc., 3.94%, 9/21/28	502,000	483,538
Cenovus Energy, Inc., 2.65%, 1/15/32	300,000	242,577
Continental Resources, Inc., 2.27%, 11/15/26(1)	492,000	426,047
Diamondback Energy, Inc., 6.25%, 3/15/33	300,000	310,721
Enbridge, Inc., 1.60%, 10/4/26	1,401,000	1,232,654
Energy Transfer LP, 3.60%, 2/1/23	558,000	556,262
Energy Transfer LP, 5.50%, 6/1/27	500,000	499,574
Energy Transfer LP, 5.25%, 4/15/29	1,146,000	1,116,460
EQT Corp., 5.70%, 4/1/28	210,000	210,050
Helmerich & Payne, Inc., 2.90%, 9/29/31	631,000	519,524
Hess Corp., 3.50%, 7/15/24	445,000	432,718
HF Sinclair Corp., 2.625%, 10/1/23	425,000	416,377
MPLX LP, 4.875%, 6/1/25	700,000	691,092
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	559,000	567,351
Shell International Finance BV, 2.375%, 11/7/29	1,550,000	1,360,880
Southwestern Energy Co., 5.375%, 3/15/30	803,000	755,952
Williams Cos., Inc., 4.55%, 6/24/24	1,783,000	1,765,181
		11,586,958
Paper and Forest Products — 0.6%
Georgia-Pacific LLC, 3.60%, 3/1/25(1)	1,000,000	972,559
Personal Products — 0.3%
GSK Consumer Healthcare Capital U.K. PLC, 3.125%, 3/24/25	481,000	461,131
Pharmaceuticals — 3.7%
Becton Dickinson and Co., 3.70%, 6/6/27	950,000	907,924
Cigna Corp., 4.375%, 10/15/28	1,314,000	1,281,945
Merck & Co., Inc., 1.70%, 6/10/27	710,000	636,153
Pfizer, Inc., 1.70%, 5/28/30	650,000	538,689
Royalty Pharma PLC, 1.20%, 9/2/25	1,219,000	1,093,551
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	690,000	647,005

Viatris, Inc., 1.65%, 6/22/25	600,000	543,556
Zoetis, Inc., 2.00%, 5/15/30	650,000	536,129
Zoetis, Inc., 5.60%, 11/16/32	130,000	136,362
		6,321,314
Real Estate Management and Development — 1.1%
Boston Properties LP, 3.125%, 9/1/23	1,075,000	1,053,072
Essential Properties LP, 2.95%, 7/15/31	342,000	248,934
Realty Income Corp., 5.625%, 10/13/32	455,000	470,487
		1,772,493
Road and Rail — 1.9%
Canadian National Railway Co., 3.85%, 8/5/32	750,000	705,691
CSX Corp., 4.10%, 11/15/32	768,000	730,482
DAE Funding LLC, 1.55%, 8/1/24(1)	236,000	219,796
DAE Funding LLC, 2.625%, 3/20/25(1)	527,000	490,566
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,225,000	1,131,738
		3,278,273
Semiconductors and Semiconductor Equipment — 1.5%
Broadcom, Inc., 4.00%, 4/15/29(1)	825,000	753,245
Intel Corp., 2.00%, 8/12/31	700,000	563,144
Micron Technology, Inc., 6.75%, 11/1/29	250,000	260,542
QUALCOMM, Inc., 5.40%, 5/20/33	601,000	627,921
Texas Instruments, Inc., 4.60%, 2/15/28	300,000	302,014
		2,506,866
Software — 1.0%
Apple, Inc., 3.25%, 8/8/29	1,245,000	1,168,307
Oracle Corp., 6.25%, 11/9/32	565,000	596,739
		1,765,046
Specialty Retail — 2.1%
Dick's Sporting Goods, Inc., 3.15%, 1/15/32	708,000	564,092
Home Depot, Inc., 2.70%, 4/15/25	745,000	716,566
Lowe's Cos., Inc., 3.35%, 4/1/27	1,137,000	1,079,632
Lowe's Cos., Inc., 2.625%, 4/1/31	700,000	588,349
O'Reilly Automotive, Inc., 4.70%, 6/15/32	600,000	586,567
		3,535,206
Technology Hardware, Storage and Peripherals — 0.6%
Dell International LLC / EMC Corp., 6.02%, 6/15/26	1,065,000	1,088,212
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, 4.85%, 7/27/27(1)	916,000	896,983
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 4.125%, 5/1/24	526,000	507,792
Aircastle Ltd., 5.25%, 8/11/25(1)	533,000	511,766
		1,019,558
Water Utilities — 0.6%
American Water Capital Corp., 4.45%, 6/1/32	1,018,000	983,175
Wireless Telecommunication Services — 0.8%
Sprint LLC, 7.625%, 2/15/25	855,000	886,686
T-Mobile USA, Inc., 4.75%, 2/1/28	552,000	537,287
T-Mobile USA, Inc., 5.20%, 1/15/33	0	—
		1,423,973
TOTAL CORPORATE BONDS (Cost $172,046,835)		165,673,749
U.S. TREASURY SECURITIES — 0.7%
U.S. Treasury Notes, 2.875%, 6/15/25	1,000,000	969,219
U.S. Treasury Notes, 1.875%, 2/28/29	140,000	125,305
TOTAL U.S. TREASURY SECURITIES (Cost $1,125,518)		1,094,524

MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $517,740)	515,000	412,362
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,676,756	3,676,756
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,896,243	1,896,243
TOTAL SHORT-TERM INVESTMENTS (Cost $5,572,999)		5,572,999
TOTAL INVESTMENT SECURITIES—102.3% (Cost $179,263,092)		172,753,634
OTHER ASSETS AND LIABILITIES — (2.3)%		(3,827,313)
TOTAL NET ASSETS — 100.0%		$168,926,321

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	71	March 2023	$8,058,500	$8,139
U.S. Treasury 2-Year Notes	59	March 2023	12,116,203	17,415
			$20,174,703	$25,554
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	26	March 2023	$3,111,063	$4,124
U.S. Treasury Bond	77	March 2023	8,359,914	(22,952)
U.S. Treasury Long Bonds	4	March 2023	508,000	2,703
			$11,978,977	$(16,125)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$1,410,000	$6,498	$(44,154)	$(37,656)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $26,587,538, which represented 15.7% of total net assets.
(2)When–issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,843,034. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,896,243.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$165,673,749	—
U.S. Treasury Securities	—	1,094,524	—
Municipal Securities	—	412,362	—
Short-Term Investments	$5,572,999	—	—
	$5,572,999	$167,180,635	—
Other Financial Instruments
Futures Contracts	$32,381	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$22,952	—	—
Swap Agreements	—	$37,656	—
	$22,952	$37,656	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.